CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Revenue	$ 53,418,112	$ 202,009,160	$ 175,327,717
Cost of sales	(48,713,456)	(182,692,715)	(157,904,729)
Gross profit	4,704,656	19,316,445	17,422,988
Operating expenses:
Selling expenses	(2,251,997)	(2,384,459)	(2,306,021)
General and administrative expenses	(5,376,137)	(3,474,472)	(3,304,848)
Bad debts provision	(7,509,470)	(1,199,110)	(177,179)
Total operating expenses	(15,137,604)	(7,058,041)	(5,788,048)
Other income (expenses):
Interest expenses	(3,710,945)	(5,295,616)	(4,000,626)
Interest income	336,623	5,433,346	1,948,743
Change in fair value of convertible bonds	0	0	(156,199)
Change in fair value of warrants	6,856,682	(7,906,529)	0
Gain on disposal of a subsidiary	435,488	1,178,093	0
Other gains (loss) - net	(1,043,130)	(531,941)	7,929
Total other income (expenses)	2,874,718	(7,122,647)	(2,200,153)
Income before income taxes	(7,558,230)	5,135,757	9,434,787
Income taxes	802,627	(3,729,238)	(2,606,479)
Net (loss) income	(6,755,603)	1,406,519	6,828,308
Other comprehensive (loss) income
Foreign currency translation adjustments	(12,263,307)	3,966,141	316,439
Total other comprehensive income	(12,263,307)	3,966,141	316,439
Comprehensive (loss) income	$ (19,018,910)	$ 5,372,660	$ 7,144,747
(Loss) / Earnings per share attributable to Equity holders of the Company - Basic (in dollars per share)	$ (1.46)	$ 1.44	$ 1.53
(Loss) / Earnings per share attributable to Equity holders of the Company - Diluted (in dollars per share)	$ (1.46)	$ 1.44	$ 1.53
Weighted average shares used in calculating earnings per ordinary share - Basic (in shares)	9,323,108	6,462,577	4,560,000
Weighted average shares used in calculating earnings per ordinary share - Diluted (in shares)	9,323,108	6,462,577	4,560,000